AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 21, 2024

File No. 333-214364

File No. 811-23207

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 19	☒

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 22	☒

BRINKER CAPITAL DESTINATIONS TRUST

(Exact Name of Registrant as Specified in Charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of Principal Executive Offices, Zip Code)

(610) 407-5500

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

It is proposed that this filing become effective (check appropriate box)

☐ Immediately upon filing pursuant to paragraph (b)
☒ November 11, 2024 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On [date] pursuant to paragraph (a) of Rule 485

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 19 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate November 11, 2024 as the new effective date for Post-Effective Amendment No. 18, which was filed with the Securities and Exchange Commission (the “SEC”) on August 23, 2024 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act (Accession No. 0001104659-24-092500) for the purpose of relaunching the Destinations Real Assets Fund (the “Fund”), a series of Brinker Capital Destinations Trust.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 18.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 18.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 18.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 19 to Registration Statement No. 333-214364 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 21st day of October, 2024.

Brinker Capital Destinations Trust

By:	/s/ Brian Ferko
Brian Ferko
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURES	TITLE	DATE

/s/ Brian Ferko	President	October 21, 2024
Brian Ferko

*	Trustee and Chair of the Board	October 21, 2024
Noreen D. Beaman

/s/ Kevin Fustos	Chief Financial Officer and Treasurer	October 21, 2024
Kevin Fustos

*	Trustee	October 21, 2024
Joseph V. Del Raso

*	Trustee	October 21, 2024
J. Scott Coleman

*	Trustee	October 21, 2024
Nicholas Marsini, Jr.

*	Trustee	October 21, 2024
Gregory E. McGowan

*By:	/s/ Brian Ferko
Brian Ferko
Attorney-in-Fact